December 23, 2009

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:

Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio, the Calvert VP S&P MidCap 400 Index Portfolio and the Calvert VP EAFE International Index Portfolio, currently the Summit Russell 2000 Small Cap Index Portfolio, the Summit S&P MidCap 400 Index Portfolio and the Summit EAFE International Index Portfolio, respectively, each a series of Summit Mutual Funds, Inc. (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Summit Mutual Funds, Inc. (the "Registrant") is Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio (currently Summit Russell 2000 Small Cap Index Portfolio), the Calvert VP S&P MidCap 400 Index Portfolio (currently Summit S&P MidCap 400 Index Portfolio) and the Calvert VP EAFE International Index Portfolio (currently Summit EAFE International Index Portfolio), pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the "1933 Act").

The Registrant's Board of Directors has approved an initiative to (i) rebrand the Ameritas, CVS and Summit portfolios that it currently oversees as "Calvert Variable Products" or "Calvert VP" portfolios and (ii) change the Registrant's name from "Summit Mutual Funds, Inc." to "Calvert Variable Products, Inc." ((i) and (ii) together, the "Rebranding Initiative"). These changes have not yet been implemented, but will be effective on April 30, 2010 prior to the closing of the reorganizations. Following the implementation of the Rebranding Initiative the Calvert VP Russell 2000 Small Cap Index Portfolio, the Calvert VP S&P MidCap 400 Index Portfolio and the Calvert VP EAFE International Index Portfolio will be series of Calvert Variable Products, Inc.

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of (i) Ameritas Small Company Equity Portfolio into Calvert VP Russell 2000 Small Cap Index Portfolio, (ii) Ameritas MidCap Growth Portfolio into Calvert VP S&P MidCap 400 Index Portfolio and (iii) CVS Social International Equity Portfolio into Calvert VP EAFE International Index Portfolio (each, a "Reorganization"). The Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio and CVS Social International Equity Portfolio are series of Calvert Variable Series, Inc. An additional purpose of the proxy statement is to obtain shareholder approval for the Investment Subadvisory Agreement dated December 11, 2009 between Calvert Asset Management Company, Inc. and Summit Investment Partners, Inc. relating to the Ameritas MidCap Growth Portfolio.

Please note that in reliance on Regulation S-X, Rule 11-02, section (b)(1), the attached Form N-14 includes a narrative description of the pro forma effects of each Reorganization in lieu of pro forma statements. Mr. Chad Gazzillo, Assistant Chief Accountant of the Division of Investment Management of the SEC, discussed this means of presenting pro forma information at the 2009 ICI Tax & Accounting Conference.

It is proposed that this filing will become effective on January 29, 2010 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Group, Ltd.

cc: Michelle Roberts, Division of Investment Management